Mineral Property Interests (Details) - CAD ($)	Jul. 31, 2020	Jul. 31, 2019
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Mineral property interests	$ 1	$ 1
Angel's Camp Royalty
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Mineral property interests	$ 1	$ 1